Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,876)	$ (2,772)	$ (5,562)	$ (5,560)	$ (9,468)	$ (8,987)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	37	53	192	103	251	114
Stock based compensation	337	685	685	1,457	1,638	2,030
Severance pay asset and liability		51	54	51	(8)	(25)
Profit from exchange differences from operating lease liabilities	(13)	(40)	(22)	(50)	(49)
Profit (loss) from exchange differences on cash and cash equivalents	49	286	53	327	269	(130)
Interest income in respect of deposits	(231)	(10)	(189)	(23)	(34)	(13)
CHANGES IN OPERATING ASSET AND LIABILITY:
Decrease (increase) in accounts receivable	(97)	(85)	(98)	(91)	(52)	9
Decrease (increase) in inventory	(31)	(419)	(94)	(442)	(463)	77
Decrease (increase) in other current assets	(104)	6	(387)	33	162	(126)
Increase (decrease) in contract fulfillment assets	59	60	119	60	180	(545)
Decrease (increase) in ROU asset	50	113	94	132	261	(43)
Increase in account payables	409	82	477	206	194	24
Increase in contract liabilities	(455)	(181)	(683)	1,435	1,224	1,572
Increase (decrease) in operating lease liability	(62)	(109)	(110)	(125)	(233)	20
Increase (decrease) in accrued compensation expenses	152	1	89	21	10	(14)
Increase in related parties	39		(11)	(17)	19	86
Increase in other account payable	128	105	310	85
Increase in other accrued expenses					4	65
Net cash flows used in operating activities	(2,609)	(2,174)	(5,083)	(2,398)	(6,095)	(5,886)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(42)	(18)	(57)	(42)	(118)	(595)
Withdrawal of short terms deposits		5,000	3,000	5,000	14,500
Investment in short terms deposits	(3,500)	(3,500)	(18,500)	(3,500)	(6,500)	(11,000)
Net cash flows provided by (used in) investing activities	(3,542)	1,482	(15,557)	1,458	7,882	(11,595)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants	(64)		13,913			19,118
Proceeds from exercise of warrants						3,491
Issuance expenses						(50)
Net cash flows provided by financing activities	(64)		13,913			22,559
INCREASE IN CASH AND CASH EQUIVALENTS	(6,215)	(692)	(6,727)	(940)	1,787	5,078
PROFITS FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(49)	(286)	(53)	(327)	(269)	130
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	9,583	8,292	10,099	8,581	8,581	3,373
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	3,319	7,314	3,319	7,314	10,099	8,581
Non cash activities
Unpaid issuance expenses	(24)		26
Right-of-use assets obtained in exchange for operating lease liabilities	382	$ 35	465	81	155	524
Increase in property and equipment through a decrease in advances to suppliers						$ 31
Termination of right-of-use assets in exchange for cancellation of operating lease obligations	$ (25)		$ (25)